TAXES ON INCOME (Reconciliation of Gross Tax Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Beginning balance	$ 313	$ 296
Change in tax position for current year, net	(11)
Interest and penalties	2	17
Ending balance	$ 304	$ 313